SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Condensed Consolidated Statement of Operations (Unaudited) (Details) - USD ($)	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	$ 191,332	$ 180,140
Cost of Revenue	49,122	30,483
Gross Profit	142,210	$ 149,657
As reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	191,332
Cost of Revenue	49,122
Gross Profit	142,210
Prior to adoption [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	209,332
Cost of Revenue	67,122
Gross Profit	142,210
Effect of adoption [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue	(18,000)
Cost of Revenue	18,000
Gross Profit